As filed with the Securities and Exchange Commission on June 6, 2024
1933 Act Registration Number – 333-176060
1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Post-Effective Amendment No. 71
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 72

SCM Trust
(Exact Name of Registrant as Specified in Charter)

1125 17th Street, Ste. 2550
Denver, CO 80202
(Address of Principal Office)

Telephone Number: (415) 398-2727
Stephen C. Rogers
1125 17th Street, Ste. 2550
Denver, CO 80202
(Name and Address of Agent for Service)

With copy to:
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Co 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date specified in this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
☒	On July 5, 2024 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on __________ pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on __________ pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement until July 5, 2024. Post-Effective Amendment No.46 to the Registrant’s Registration Statement relates to the addition of the Shelton Large Cap Growth Fund as a new series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940, filed on June 16, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 6th day of June.

SCM Trust
(Registrant)

By	/s/ Stephen C. Rogers*

Stephen C. Rogers, Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Principal Executive Officer and Trustee	June 6, 2024
Stephen C. Rogers

/s/ Kevin T. Kogler**	Trustee	June 6, 2024
Kevin T. Kogler

/s/ Marco Quazzo**	Trustee	June 6, 2024
Marco Quazzo

/s/ Stephen H. Sutro**	Trustee	June 6, 2024
Stephen H. Sutro

/s/ William P. Mock**	Principal Financial Officer	June 6, 2024
William P. Mock

*   Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on February 28, 2020.

** Signed by Gregory T. Pusch pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement, as filed on August 4, 2017.